Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 HOST HOTELS & RESORTS, INC.	Dec. 31, 2010 HOST HOTELS & RESORTS, INC.	Dec. 31, 2009 HOST HOTELS & RESORTS, INC.	Dec. 31, 2011 HOST HOTELS & RESORTS L.P.	Dec. 31, 2010 HOST HOTELS & RESORTS L.P.	Dec. 31, 2009 HOST HOTELS & RESORTS L.P.
OPERATING ACTIVITIES
NET LOSS	$ (16)	$ (132)	$ (258)	$ (16)	$ (132)	$ (258)
Discontinued operations:
(Gain) loss on dispositions		2	(26)		2	(26)
Depreciation	14	8	96	14	8	96
Depreciation and amortization	641	585	607	641	585	607
Amortization of deferred financing costs	11	12	14	11	12	14
Amortization of debt premiums/discounts, net	19	31	31	19	31	31
Deferred income taxes	(11)	(36)	(38)	(11)	(36)	(38)
Net gains on property transactions and other	(7)	(1)	(14)	(7)	(1)	(14)
(Gain) loss on foreign currency transactions and derivatives	(3)	6	(5)	(3)	6	(5)
Non-cash loss (gain) on extinguishment of debt	4	1	(5)	4	1	(5)
Equity in (earnings) losses of affiliates	(4)	1	32	(4)	1	32
Distributions from equity investments		2	1		2	1
Change in due from managers		(9)	34		(9)	34
Change in cash restricted for operating activities		(25)			(25)
Changes in other assets	(9)	44	(12)	(9)	44	(12)
Changes in other liabilities	22	31	95	22	31	95
Cash provided by operating activities	661	520	552	661	520	552
INVESTING ACTIVITIES
Proceeds from sales of assets, net	6	12	199	6	12	199
Acquisitions	(1,047)	(342)		(1,047)	(342)
Deposits for acquisitions		(38)			(38)
Proceeds from transfer of Le Méridien Piccadilly to the Euro JV Fund II	40			40
Proceeds from sale of interest in CBM Joint Venture LLC			13			13
Deferred sale proceeds received from HPT		17.0			17.0
Investment in affiliates	(49)	(1)	(7)	(49)	(1)	(7)
Return of capital from investments	1		39	1		39
Purchase of mortgage note on a portfolio of hotels		(53)			(53)
Capital expenditures:
Renewals and replacements	(327)	(195)	(164)	(327)	(195)	(164)
Redevelopment and other investments	(215)	(114)	(176)	(215)	(114)	(176)
Change in furniture, fixtures & equipment (FF&E) replacement fund	4	(17)	(6)	4	(17)	(6)
Change in FF&E replacement funds designated as restricted cash		22	(14)		22	(14)
Property insurance proceeds	11	3		11	3
Cash used in investing activities	(1,576)	(706)	(116)	(1,576)	(706)	(116)
FINANCING ACTIVITIES
Financing costs	(23)	(10)	(20)	(23)	(10)	(20)
Issuances of debt	955	500	906	955	500	906
Draws on credit facility	153	56		153	56
Repayment on credit facility	(90)		(410)	(90)		(410)
Repurchase/redemption of senior notes, including exchangeable debentures	(404)	(821)	(139)	(404)	(821)	(139)
Mortgage debt prepayments and scheduled maturities	(210)	(364)	(342)	(210)	(364)	(342)
Scheduled principal repayments	(5)	(13)	(14)	(5)	(13)	(14)
Common stock issuance	323	406	767
Common OP unit issuance				323	406	767
Redemption of preferred stock		(101)
Redemption of preferred OP units					(101)
Dividends on common stock	(70)	(20)	(42)
Distributions on common OP units				(71)	(20)	(43)
Dividends on preferred stock		(6)	(9)
Distributions on preferred OP units					(6)	(9)
Distributions to non-controlling interests	(5)	(4)	(3)
Distributions to non-controlling interests				(4)	(4)	(2)
Contributions from non-controlling interests	1	11
Contributions from non-controlling interests				1	11
Change in cash restricted for financing activities	3	23	4	3	23	4
Cash provided by (used in) financing activities	628	(343)	698	628	(343)	698
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(287)	(529)	1,134	(287)	(529)	1,134
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,113	1,642	508	1,113	1,642	508
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 826	$ 1,113	$ 1,642	$ 826	$ 1,113	$ 1,642